CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current liabilities without recourse to the primary beneficiary	$ 191,953	$ 119,651
Ordinary shares, par value	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	1,000,000,000	152,097,052
Ordinary shares, shares issued		79,124,394
Ordinary shares, shares outstanding		79,124,394
Series A-1 Redeemable Preferred Shares [Member]
Redeemable Preferred Shares, par value per share		$ 0.00025
Redeemable Preferred Shares, shares authorized		14,474,377
Redeemable Preferred Shares, shares issued		14,474,377
Redeemable Preferred Shares, shares outstanding		14,474,377
Redeemable Preferred Shares, redemption value		799
Redeemable Preferred Shares, liquidation value		457
Series A-2 Redeemable Preferred Shares [Member]
Redeemable Preferred Shares, par value per share		$ 0.00025
Redeemable Preferred Shares, shares authorized		26,000,000
Redeemable Preferred Shares, shares issued		26,000,000
Redeemable Preferred Shares, shares outstanding		26,000,000
Redeemable Preferred Shares, redemption value		11,375
Redeemable Preferred Shares, liquidation value		6,500
Series B Redeemable Preferred Shares [Member]
Redeemable Preferred Shares, par value per share		$ 0.00025
Redeemable Preferred Shares, shares authorized		7,428,571
Redeemable Preferred Shares, shares issued		5,571,428
Redeemable Preferred Shares, shares outstanding		5,571,428
Redeemable Preferred Shares, redemption value		9,000
Redeemable Preferred Shares, liquidation value		6,000
Class A Ordinary Shares [Member]
Ordinary shares, shares authorized	840,000,000
Ordinary shares, shares issued	89,407,395
Ordinary shares, shares outstanding	86,400,288
Class B Ordinary Shares [Member]
Ordinary shares, shares authorized	60,000,000
Ordinary shares, shares issued	58,804,840
Ordinary shares, shares outstanding	58,804,840
Discretionary Shares [Member]
Ordinary shares, shares authorized	100,000,000
VIEs [Member]
Current liabilities without recourse to the primary beneficiary	$ 27,992	$ 23,129